Net Loss Per Common Share	12 Months Ended
Dec. 31, 2014
Net Loss Per Common Share [Abstract]
Net Loss Per Common Share

15. Net Loss Per Common Share

Basic net loss per common share is computed based upon the weighted average common shares outstanding as defined by ASC No. 260, Earnings Per Share.  Diluted net loss per common share includes the dilutive effects of stock options, warrants and stock equivalents.  To the extent stock options, stock equivalents and warrants are antidilutive, they are excluded from the calculation of diluted net loss per share.  For the year ended December 31, 2014, 16,500,753 shares issuable upon the exercise of stock options and warrants were not included in the computation of diluted net loss per share because their inclusion would be antidilutive.  For the year ended December 31, 2013, 17,327,290 shares issuable upon the exercise of stock options and warrants were not included in the computation of diluted net loss per share because their inclusion would be antidilutive.

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net loss per common share:

	Year Ended
	December 31,
	2014	2013
Numerator:
Net loss	$(1,657,877)	$(4,006,013)
Denominator:
Basic shares:
Weighted-average common shares outstanding	39,169,196	38,937,210
Diluted shares:
Weighted-average shares used to compute basic net loss per share	39,169,196	38,937,210
Weighted-average shares used to compute diluted net loss per share	39,169,196	38,937,210

Net loss per share:
Basic	$(0.04)	$(0.10)
Diluted	$(0.04)	$(0.10)